iShares
®
U.S. Transportation ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  21 .3%
Air Transport Services Group, Inc.
(a) (b)
........... 85,661 $ 1,326,889
CH Robinson Worldwide, Inc. ................ 195,792 16,464,149
Expeditors International of Washington, Inc. ....... 244,031 30,828,435
FedEx Corp. ............................ 152,298 36,747,984
Forward Air Corp. ........................ 43,116 1,911,332
GXO Logistics, Inc.
(a)
...................... 199,674 10,858,272
Hub Group, Inc. , Class A
(a)
................... 104,631 4,737,692
United Parcel Service, Inc. , Class B ............ 668,385 94,843,832
197,718,585
a
Ground Transportation  —  62 .8%
ArcBest Corp. ........................... 39,675 4,726,483
Avis Budget Group, Inc. .................... 31,028 5,079,594
CSX Corp. ............................. 1,214,071 43,342,335
Heartland Express, Inc.
(b)
................... 77,015 997,344
Hertz Global Holdings, Inc.
(a) (b)
................ 222,360 1,856,706
JB Hunt Transport Services, Inc. .............. 136,776 27,489,240
Knight-Swift Transportation Holdings, Inc. , Class A .. 270,743 15,535,233
Landstar System, Inc. ...................... 60,338 11,568,001
Lyft, Inc. , Class A
(a)
........................ 580,729 7,253,305
Marten Transport Ltd. ...................... 96,999 1,794,482
Norfolk Southern Corp. ..................... 178,427 41,973,168
Old Dominion Freight Line, Inc. ............... 109,136 42,674,359
RXO, Inc.
(a) (b)
............................ 196,185 4,080,648
Ryder System, Inc. ........................ 74,400 8,449,608
Saia, Inc.
(a)
............................. 44,563 20,079,197
Schneider National, Inc. , Class B .............. 62,785 1,539,488
Uber Technologies, Inc.
(a)
................... 2,354,449 153,674,886
U-Haul Holding Co.
(a)
...................... 16,144 1,069,701
Union Pacific Corp. ....................... 697,452 170,129,466
Werner Enterprises, Inc. .................... 106,290 4,203,770
XPO, Inc.
(a)
............................. 194,670 16,632,605
584,149,619
a
Marine Transportation  —  1 .7%
Genco Shipping & Trading Ltd. ................ 71,476 1,253,689
Kirby Corp.
(a)
............................ 99,218 7,804,488
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 58,666 $ 6,572,352
15,630,529
a
Passenger Airlines  —  14 .1%
Alaska Air Group, Inc.
(a)
..................... 214,969 7,702,339
Allegiant Travel Co. ....................... 25,353 1,987,675
American Airlines Group, Inc.
(a)
................ 1,097,016 15,610,538
Delta Air Lines, Inc. ....................... 1,045,086 40,904,666
JetBlue Airways Corp.
(a)
.................... 567,349 3,012,623
Joby Aviation, Inc.
(a) (b)
...................... 618,711 3,378,162
SkyWest, Inc.
(a)
.......................... 68,806 3,664,608
Southwest Airlines Co. ..................... 1,000,608 29,908,173
Spirit Airlines, Inc.
(b)
....................... 183,403 1,153,605
Sun Country Airlines Holdings, Inc.
(a)
............ 65,474 891,101
United Airlines Holdings, Inc.
(a)
................ 550,538 22,781,263
130,994,753
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,019,126,203 ) ............................... 928,493,486
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 5,676,969 5,680,375
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 1,249,237 1,249,237
a
Total Short-Term Securities — 0.7%
(Cost: $ 6,923,894 ) .................................. 6,929,612
Total Investments — 100.6%
(Cost: $ 1,026,050,097 ) ............................... 935,423,098
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (5,942,667)
Net Assets — 100.0% ................................. $ 929,480,431
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 23,884,603  $ —  $ (18,208,024)
(a)
$ 11,898  $ (8,102) $ 5,680,375  5,676,969  $ 44,138
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 951,661  297,576
(a)
—  —  —  1,249,237  1,249,237  52,682  —
$ 11,898  $ (8,102)
$ 6,929,612
$ 96,820  $ —

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Transportation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ........................................................ 7 03/15/24 $ 801 $ (1,670)
E-Mini S&P Consumer Discretionary Select Sector Index .......................................... 1 03/15/24 174 (7,202)
$ (8,872)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 928,493,486  $ —  $ —  $ 928,493,486
Short-Term Securities
Money Market Funds ...................................... 6,929,612  —  —  6,929,612
$ 935,423,098  $ —  $ —  $ 935,423,098
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (8,872) $ —  $ —  $ (8,872)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.